Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, And Restricted Cash

The reconciliation of cash, cash equivalents, and restricted cash to amounts presented in the consolidated statements of cash flows were as follows:

	January 31,
	2021	2020	2019
	(in thousands)
Cash and cash equivalents	$145,491	$72,753	$205,238
Restricted cash	400	400	460

Total cash, cash equivalents, and restricted cash	$145,891	$73,153	$205,698

Schedule of Allowance for Doubtful Accounts

The change in the allowance for doubtful accounts for the years ended January 31, 2021, 2020, and 2019 was as follows:

	Beginning Balance	Additions Charged To Expense	Write-offs	Ending Balance
	(in thousands)
Year ended January 31, 2021
Allowance for doubtful accounts	$2,000	$121	$(121)	$2,000
Year ended January 31, 2020
Allowance for doubtful accounts	$3,124	$339	$(1,463)	$2,000
Year ended January 31, 2019
Allowance for doubtful accounts	$1,316	$1,812	$(4)	$3,124

Schedule of Estimated Useful Lives

Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Useful Lives
Furniture and fixtures	3 to 5 years
Computers and software	3 to 5 years
Machinery and equipment	3 to 5 years
Tooling	3 to 5 years
Leasehold improvements	Shorter of the estimated lease term or useful life
Owned and operated systems	5 to 7 years

Schedule of Deferred Acquisition Costs

Changes in the deferred contract acquisition costs during the years ended January 31, 2021 and 2020 were as follows:

(in thousands)
Balance upon adoption of ASC 340 on February 1, 2019	$2,189
Capitalization of deferred contract acquisition costs	2,318
Amortization of deferred contract acquisition costs	(675)

Balance as of January 31, 2020	$3,832

Capitalization of deferred contract acquisition costs	2,908
Amortization of deferred contract acquisition costs	(1,206)

Balance as of January 31, 2021	$5,534

Deferred acquisition costs capitalized on the consolidated balance sheets were as follows:

	January 31
	2021	2020
	(in thousands)
Deferred contract acquisition costs, current	$1,550	$1,013
Deferred contract acquisition costs, noncurrent	3,984	2,819

Total deferred contract acquisition costs	$5,534	$3,832